Exploration and Evaluation Expenditures (Tables)	9 Months Ended
Mar. 31, 2023
Exploration and Evaluation Expenditures
Schedule of exploration and evaluation asset

	California	Arkansas	Texas
	Property	Properties	Properties	Total
	$	$	$	$
Acquisition costs:
Balance, June 30, 2021	12,768,549	12,107,486	-	24,876,035
Acquisition of property	5,183,941	1,642,281	-	6,826,222
Effect of movement in foreign exchange rates	506,868	480,627	-	987,495
Balance, June 30, 2022	18,459,358	14,230,394	-	32,689,752
Acquisition of property	126,099	1,372,931	356,132	1,855,162
Effect of movement in foreign exchange rates	944,456	709,684	-	1,654,140
Balance, March 31, 2023	19,529,913	16,313,009	356,132	36,199,054

Exploration Costs:
Balance, June 30, 2021	4,153,051	2,561,108	-	6,714,159
Exploration costs	14,820	1,442,241	-	1,457,061
Effect of movement in foreign exchange rates	164,861	101,668	-	266,529
Balance, June 30, 2022	4,332,732	4,105,017	-	8,437,749
Exploration costs	6,988	5,138,911	9,695,870	14,841,769
Effect of movement in foreign exchange rates	221,681	228,430	-	450,111
Balance, March 31, 2023	4,561,401	9,472,358	9,695,870	23,729,629

Balance, June 30, 2022	22,792,090	18,335,411	-	41,127,501
Balance, March 31, 2023	24,091,314	25,785,367	10,052,002	59,928,683